Financial assets at amortized cost and other positions in scope of expected credit loss measurement - Coverage ratios (Detail 2) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 267,803	$ 295,027
ECL coverage	0.31%	0.27%
Total on- and off-balance sheet	$ 916,166	$ 854,839
Total
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 257,080	$ 270,131
ECL coverage	0.13%	0.12%
Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 13,016	$ 8,473
ECL coverage	0.03%	0.04%
Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 7,743	$ 8,694
ECL coverage	0.07%	0.07%
Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 20,758	$ 17,167
ECL coverage	0.04%	0.06%
Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 68,798	$ 69,892
ECL coverage	0.31%	0.28%
Total | SME clients
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 16,511	$ 13,944
ECL coverage	0.46%	0.53%
Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 85,308	$ 83,837
ECL coverage	0.34%	0.32%
Total | Lombard
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 65,395	$ 80,390
ECL coverage	0.02%	0.01%
Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 12,943	$ 10,074
ECL coverage	0.07%	0.08%
Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 2,613	$ 3,487
ECL coverage	0.05%	0.03%
Total | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 1,968	$ 2,669
ECL coverage	0.11%	0.13%
Total | Consumer financing
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 153	$ 134
ECL coverage	0.00%	0.06%
Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 34,281	$ 19,609
ECL coverage	0.01%	0.01%
Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 33,659	$ 52,765
ECL coverage	0.06%	0.04%
Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 151,013	$ 169,127
ECL coverage	0.03%	0.02%
Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.10%	0.10%
Stage 1 and 2 positions | Total
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.12%	0.11%
Stage 1 and 2 positions | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.03%	0.04%
Stage 1 and 2 positions | Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.07%	0.07%
Stage 1 and 2 positions | Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.04%	0.06%
Stage 1 and 2 positions | Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.28%	0.26%
Stage 1 and 2 positions | Total | SME clients
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.39%	0.48%
Stage 1 and 2 positions | Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.30%	0.30%
Stage 1 and 2 positions | Total | Lombard
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.00%	0.00%
Stage 1 and 2 positions | Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.07%	0.08%
Stage 1 and 2 positions | Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.05%	0.03%
Stage 1 and 2 positions | Total | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.11%	0.13%
Stage 1 and 2 positions | Total | Consumer financing
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.00%	0.06%
Stage 1 and 2 positions | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.01%	0.01%
Stage 1 and 2 positions | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.05%	0.02%
Stage 1 and 2 positions | Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.02%	0.02%
Twelve-month expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 258,333	$ 286,776
ECL coverage	0.06%	0.06%
Total on- and off-balance sheet	$ 874,662	$ 818,260
Twelve-month expected credit losses | Stage 1 and 2 positions | Total
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 247,610	$ 261,880
ECL coverage	0.07%	0.07%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 12,757	$ 8,271
ECL coverage	0.02%	0.04%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 6,591	$ 8,300
ECL coverage	0.13%	0.06%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 19,348	$ 16,571
ECL coverage	0.06%	0.05%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 63,753	$ 65,009
ECL coverage	0.17%	0.17%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | SME clients
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 15,531	$ 12,788
ECL coverage	0.23%	0.30%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 79,284	$ 77,797
ECL coverage	0.18%	0.19%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Lombard
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 65,298	$ 80,235
ECL coverage	0.00%	0.00%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 12,361	$ 9,604
ECL coverage	0.06%	0.06%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 2,512	$ 3,464
ECL coverage	0.05%	0.03%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 1,770	$ 2,663
ECL coverage	0.02%	0.13%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Consumer financing
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 153	$ 134
ECL coverage	0.00%	0.06%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 33,880	$ 19,145
ECL coverage	0.01%	0.01%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 33,004	$ 52,268
ECL coverage	0.05%	0.02%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 148,978	$ 167,512
ECL coverage	0.02%	0.01%
Lifetime expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 8,867	$ 7,572
ECL coverage	1.12%	1.42%
Total on- and off-balance sheet	$ 34,346	$ 30,006
Lifetime expected credit losses | Stage 1 and 2 positions | Total
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 8,867	$ 7,572
ECL coverage	1.29%	1.35%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 245	$ 176
ECL coverage	0.16%	0.22%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 1,051	$ 394
ECL coverage	0.00%	0.33%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 1,296	$ 570
ECL coverage	0.00%	0.30%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 4,860	$ 4,612
ECL coverage	1.73%	1.50%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | SME clients
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 732	$ 842
ECL coverage	3.86%	3.24%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 5,592	$ 5,454
ECL coverage	2.01%	1.77%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Lombard
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 64	$ 120
ECL coverage	0.00%	0.01%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 578	$ 467
ECL coverage	0.34%	0.36%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 101	$ 23
ECL coverage	0.06%	0.51%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 198	$ 6
ECL coverage	0.89%	0.49%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Consumer financing
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 401	$ 464
ECL coverage	0.05%	0.08%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 635	$ 468
ECL coverage	0.19%	0.28%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 1,978	$ 1,549
ECL coverage	0.26%	0.23%
Lifetime expected credit losses | Stage 3 positions
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 546	$ 590
ECL coverage	27.20%	22.23%
Total on- and off-balance sheet	$ 6,248	$ 5,421
Lifetime expected credit losses | Stage 3 positions | Total
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 546	$ 590
ECL coverage	7.33%	5.80%
Lifetime expected credit losses | Stage 3 positions | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 13	$ 25
ECL coverage	0.00%	0.84%
Lifetime expected credit losses | Stage 3 positions | Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 101	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Stage 3 positions | Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 114	$ 25
ECL coverage	0.00%	0.84%
Lifetime expected credit losses | Stage 3 positions | Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 141	$ 217
ECL coverage	17.18%	5.88%
Lifetime expected credit losses | Stage 3 positions | Total | SME clients
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 242	$ 287
ECL coverage	2.75%	2.81%
Lifetime expected credit losses | Stage 3 positions | Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 383	$ 504
ECL coverage	8.07%	4.13%
Lifetime expected credit losses | Stage 3 positions | Total | Lombard
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 33	$ 30
ECL coverage	21.51%	17.64%
Lifetime expected credit losses | Stage 3 positions | Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 4	$ 3
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Stage 3 positions | Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Stage 3 positions | Total | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Stage 3 positions | Total | Consumer financing
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Stage 3 positions | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Stage 3 positions | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 12	$ 27
ECL coverage	17.81%	29.03%
Lifetime expected credit losses | Stage 3 positions | Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 48	$ 61
ECL coverage	18.82%	21.71%
Lifetime expected credit losses | Purchased credit-impaired (PCI)
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 57	$ 89
ECL coverage	27.03%	21.31%
Total on- and off-balance sheet	$ 910	$ 1,153
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 57	$ 89
ECL coverage	15.10%	1.71%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 0	$ 1
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 0	$ 1
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 43	$ 54
ECL coverage	3.77%	2.90%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | SME clients
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 5	$ 27
ECL coverage	95.81%	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 48	$ 81
ECL coverage	13.53%	1.86%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Lombard
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 0	$ 4
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Consumer financing
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 8	$ 2
ECL coverage	24.38%	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 8	$ 6
ECL coverage	24.38%	0.00%